Document and Entity Information	Feb. 29, 2024
Prospectus [Line Items]
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	485BPOS
Period end date	Feb. 29, 2024
Investment Company Type	N-1A
Amendment Flag	false